Intangible assets (Tables)	9 Months Ended
May 31, 2026
Intangible assets
Summary of intangible assets

	Intellectual			Trade
	Property	Software	Patents	name	Backlog	Website	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2024	772,225	76,181	46,932	77,335	62,794	14,872	1,050,339
Additions	—	—	99,407	—	—	—	99,407
Business acquisition	—	—	—	270,448	—	—	270,448
Currency translation	(7,542)	270	(1,403)	26	—	—	(8,649)
Balance at August 31, 2025	764,683	76,451	144,936	347,809	62,794	14,872	1,411,545
Additions	—	—	95,644	—	—	—	95,644
Currency translation	(101)	(114)	(550)	(5)	—	—	(770)
Balance at May 31, 2026	764,582	76,337	240,030	347,804	62,794	14,872	1,506,419

Accumulated depreciation
Balance at August 31, 2024	276,363	38,204	947	42,055	40,817	8,180	406,566
Depreciation	82,806	10,337	8,464	26,182	12,560	2,976	143,325
Impairment loss	380,457	—	—	—	—	—	380,457
Balance at August 31, 2025	739,626	48,541	9,411	68,237	53,377	11,156	930,348
Depreciation	3,469	6,976	13,995	52,153	9,417	2,232	88,242
Balance at May 31, 2026	743,095	55,517	23,406	120,390	62,794	13,388	1,018,590

Net carrying amount
As at August 31, 2025	25,057	27,910	135,525	279,572	9,417	3,716	481,197
As at May 31, 2026	21,487	20,820	216,624	227,414	—	1,484	487,829